Segment and Geographical Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 03, 2014	May 04, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Segment Reporting Information [Line Items]
Number of reportable segments	2		2
Profit from intersegment sale	$ 0		$ 0
Product sale, number of countries			47
Intercompany Sales [Member]
Segment Reporting Information [Line Items]
Wholesale intercompany sales excluded from net sales	$ (2,030)	$ (2,426)	$ (16,916)	$ (9,907)	$ (6,027)